Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components Of Comprehensive Income [Abstract]
Income tax on unrealized gains (losses) on foreign currency translation	$ 96	$ 981	$ 0